DESCRIPTION OF BUSINESS AND ORGANIZATION - Disposal of subsidiary (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	Nov. 29, 2021	Jun. 30, 2023	Dec. 31, 2023	Aug. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Term of the debt instrument	1 year
Excess of cash consideration over net liabilities derecognized			$ 3,756
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Investment Income, Net
Subsidiary | Non discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration		$ 1,385
Cash		6
Inventories		158
Accounts receivable		1,131
Prepayments and other current assets		1,279
Property, equipment and software, net		2,784
Operating lease right-of-use assets		5,585
Other non-current assets		510
Shortterm borrowings		(2,365)
Accounts payable		(1,298)
Accrued expenses and other current liabilities		(4,684)
Operating lease liabilities		(5,409)
Net liabilities		(2,303)
Principal amount of debt		$ 2,346
Loans receivable				$ 2,365
Aggregate Interest rate		3.65%